Common stock	12 Months Ended
Mar. 31, 2025
Text Block [Abstract]
Common stock
14. Common stock
The following table shows the changes in the number of issued shares of common stock during the fiscal years ended March 31, 2023, 2024 and 2025:

	2023	2024	2025

	(shares)
Balance at beginning of fiscal year	2,539,249,894	2,539,249,894	2,539,249,894
Cancellation of common stock	—	—	25,492,100

Balance at end of fiscal year	2,539,249,894	2,539,249,894	2,513,757,794

MHFG resolved at the meeting of Board of Directors held on November 14, 2024 to repurchase up to the lesser of 50,000,000 shares of our common stock and ¥100 billion by market purchases from November 15, 2024 to February 28, 2025. Under this share repurchase program, MHFG repurchased 25,492,100 shares of MHFG’s common stock for ¥99,999,825,700 from November 2024 to February 2025. MHFG cancelled 25,492,100 shares of treasury stock on March 21, 2025.